Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
BASIS OF ACCOUNTING	BASIS OF ACCOUNTING The accounting and financial statements of the Plan conform to accounting principles generally accepted in the United States of America (“GAAP”).
USE OF ESTIMATES
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management of the Plan to make estimates and assumptions that affect the reported amounts in the Statements of Net Assets Available for Benefits and disclosures at the date of the financial statements and the reported amounts of additions and deductions in the Statements of Changes in Net Assets Available for Benefits. Actual results could differ from those estimates.

RISKS AND UNCERTAINTIES
RISKS AND UNCERTAINTIES
The Plan provides for various investment options consisting of Chemung Financial Corporation common stock, Chemung Canal Trust Company common trust funds and mutual funds. Investment securities are exposed to various risks, such as interest rate fluctuations, market conditions, and credit risk. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in valuations in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and the Statements of Changes in Net Assets Available for Benefits. Plan participants who are invested in the Chemung Financial Corporation Stock Fund are exposed to market risk in the event of a significant decline in the value of Chemung Financial Corporation common stock.

INVESTMENT VALUATION AND INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND NET APPRECIATION OF INVESTMENTS
INVESTMENT VALUATION
The Trustee holds the Plan’s investments and executes transactions therein. The investments of the Plan are reported at fair value. Please see Note 3 for a description of the valuation methodologies for assets measured at fair value.

The methods described in Note 3 may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

There were no methodology changes for valuing investments in the current year.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Purchases and sales of securities are reflected on a trade-date basis. Dividend income is recorded on the ex-dividend date. Other investment income is recorded as earned on an accrual basis.

NET APPRECIATION OF INVESTMENTS
The net appreciation in the fair value of plan investments presented in the Statements of Changes in Net Assets Available for Benefits consists of realized gains or losses and unrealized appreciation or depreciation on those investments.

PARTICIPANT WITHDRAWALS	PARTICIPANT WITHDRAWALS Participant withdrawals are recorded when paid.
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Plan has evaluated subsequent events and determined no subsequent events have occurred requiring adjustments to the financial statements or disclosures.